Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Mar. 31, 2026	Sep. 30, 2025
Period-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	6.898	7.119
Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.0061	7.2308